Stock Benefit Plans	12 Months Ended
Dec. 31, 2012
Stock Benefit Plans [Abstract]
Stock Benefit Plans
Stock Benefit Plans

The Company maintains multiple stock-based payment arrangements under which employees are awarded grants of restricted stock units, stock options and other forms of stock-based payment arrangements.

Marsh & McLennan Companies, Inc. Incentive and Stock Award Plans

On May 19, 2011, the Marsh & McLennan Companies, Inc. 2011 Incentive and Stock Award Plan (the “2011 Plan”) was approved by the Company's stockholders. The 2011 Plan replaced the Company's two previous equity incentive plans (the 2000 Senior Executive Incentive and Stock Award Plan and the 2000 Employee Incentive and Stock Award Plan).

The types of awards permitted under the 2011 Plan include stock options, restricted stock and restricted stock units payable in Company common stock or cash, and other stock-based and performance-based awards. The Compensation Committee of the Board of Directors (the “Compensation Committee”) determines, at its discretion, which affiliates may participate in the 2011 Plan, which eligible employees will receive awards, the types of awards to be received, and the terms and conditions thereof. The right of an employee to receive an award may be subject to performance conditions as specified by the Compensation Committee. The 2011 Plan contains provisions which, in the event of a change in control of the Company, may accelerate the vesting of the awards. The 2011 Plan retains the remaining share authority of the two previous plans as of the date the 2011 Plan was approved by stockholders. Awards relating to not more than approximately 23.2 million shares of common stock, plus shares remaining unused under certain pre-existing plans, may be made over the life of the 2011 Plan.

Our current practice is to grant non-qualified stock options, restricted stock units and/or performance stock units on an annual basis to senior executives and a limited number of other employees as part of their total compensation. We also grant restricted stock units during the year to new hires or as retention awards for certain employees. We have not granted restricted stock since 2005.

Stock Options: Options granted under the 2011 Plan may be designated as either incentive stock options or non-qualified stock options. The Compensation Committee determines the terms and conditions of the option, including the time or times at which an option may be exercised, the methods by which such exercise price may be paid, and the form of such payment. Options are generally granted with an exercise price equal to the market value of the Company's common stock on the date of grant. These option awards generally vest 25% per annum and have a contractual term of 10 years. Certain stock options granted under the previous equity incentive plans provided for a market-based triggering event before a vested option can be exercised. The terms and conditions of these stock option awards provided that (i) options will vest at a rate of 25% a year beginning one year from the date of grant and (ii) each vested tranche will only become exercisable if the market price of the Company stock appreciates to a level of 15% above the exercise price of the option and maintains that level for at least ten (10) consecutive trading days after the award has vested. The Company accounts for these awards as market-condition options. The effect of the market condition is reflected in the grant-date fair value of such awards. Compensation cost is recognized over the requisite service period and is not subsequently adjusted if the market condition is not met. For awards without a market-based triggering event, compensation cost is generally recognized on a straight-line basis over the requisite service period which is normally the vesting period.

The estimated fair value of options granted without a market-based triggering event is calculated using the Black-Scholes option pricing valuation model. This model takes into account several factors and assumptions. The risk-free interest rate is based on the yield on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumption at the time of grant. The expected life (estimated period of time outstanding) is estimated using the contractual term of the option and the effects of employees' expected exercise and post-vesting employment termination behavior. The Company uses a blended volatility rate based on the following: (i) volatility derived from daily closing price observations for the 10-year period ended on the valuation date, (ii) implied volatility derived from traded options for the period one week before the valuation date and (iii) average volatility for the 10-year periods ended on 15 anniversaries prior to the valuation date, using daily closing price observations. The expected dividend yield is based on expected dividends for the expected term of the stock options.

The assumptions used in the Black-Scholes option pricing valuation model for options granted by the Company in 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Risk-free interest rate	1.26%-1.27%	2.28%-2.90%	3.15%-3.20%
Expected life (in years)	6.50	6.75	6.75
Expected volatility	26.2%-26.4%	25.4%-25.8%	26.3%-27.6%
Expected dividend yield	2.76%-2.80%	2.75%-2.86%	3.26%-3.52%

The estimated fair value of options granted with a market-based triggering event is calculated using a binomial valuation model. The factors and assumptions used in this model are similar to those utilized in the Black-Scholes option pricing valuation model except that the risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve over the contractual term of the option, and the expected life is calculated by the model. Since 2009, there have been no options granted with a market-based triggering event.
A summary of the status of the Company’s stock option awards as of December 31, 2012 and changes during the year then ended is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Balance at January 1, 2012	38,895,109	$29.21
Granted	3,547,733	$31.88
Exercised	(6,892,731)	$26.01
Canceled or exchanged	—	—
Forfeited	(860,022)	$27.69
Expired	(2,644,296)	$42.85
Balance at December 31, 2012	32,045,793	$29.10	4.5 years	186,467
Options vested or expected to vest at December 31, 2012	32,004,297	$29.12	4.4 years	185,871
Options exercisable at December 31, 2012	16,115,605	$28.85	3.8 years	106,606

In the above table, forfeited options are unvested options whose requisite service period has not been met. Expired options are vested options that were not exercised. The weighted-average grant-date fair value of the Company's option awards granted during the years ended December 31, 2012, 2011 and 2010 was $6.04, $6.67 and $4.85, respectively. The total intrinsic value of options exercised during the same periods was $57.7 million, $23.6 million and $0.5 million, respectively.

As of December 31, 2012, there was $18 million of unrecognized compensation cost related to the Company's option awards. The weighted-average period over which that cost is expected to be recognized is approximately 1.3 years. Cash received from the exercise of stock options for the years ended December 31, 2012, 2011 and 2010 was $179.3 million, $111.7 million and $1.5 million, respectively.

The Company's policy is to issue treasury shares upon option exercises or share unit conversion. The
Company intends to issue treasury shares as long as an adequate number of those shares are available.

Restricted Stock Units and Performance Stock Units: Restricted stock units may be awarded under the Company's 2011 Incentive and Stock Award Plan. The Compensation Committee determines the restrictions on such units, when the restrictions lapse, when the units vest and are paid, and under what terms the units are forfeited. The cost of these awards is amortized over the vesting period, which is generally three years. Awards to senior executives and other employees may include three-year performance-based restricted stock units and three-year service-based restricted stock units. The payout of performance-based restricted stock units (payable in shares of the Company's common stock) may range, generally, from 0-200% of the number of units granted, based on the achievement of objective, pre-determined Company or operating company performance measures, generally, over a three-year performance period. The Company accounts for these awards as performance condition restricted stock units. The performance condition is not considered in the determination of grant date fair value of such awards. Compensation cost is recognized over the performance period based on management's estimate of the number of units expected to vest and is adjusted to reflect the actual number of shares paid out at the end of the three-year performance period. Beginning with awards granted on or after February 23, 2009, dividend equivalents are not paid out unless and until such time that the award vests.

A summary of the status of the Company's restricted stock units and performance stock units as of December 31, 2012 and changes during the period then ended is presented below:

	Restricted Stock Units		Performance Stock Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested balance at January 1, 2012	15,058,428	$25.43	368,346	$30.60
Granted	2,797,287	$31.96	461,756	$31.89
Vested	(8,209,388)	$23.97	(25,129)	$30.83
Forfeited	(682,089)	$28.49	(81,075)	$31.31
Adjustment due to performance	—	$—	6,940	$30.60
Non-vested balance at December 31, 2012	8,964,238	$28.58	730,838	$31.32

The weighted-average grant-date fair value of the Company's restricted stock units and performance stock units granted during the year ended December 31, 2011 was $30.46 and $30.60, respectively; the combined weighted-average grant-date fair value of the Company's restricted stock units and performance stock units granted during the year ended December 31, 2010 was $22.81. The total fair value of the shares distributed during the years ended December 31, 2012, 2011 and 2010 in connection with the Company's restricted stock units and performance stock units was $262.6 million, $249 million and $170.7 million, respectively.

The number of vested performance stock units includes any applicable performance adjustment shares. The adjustment due to performance reflects the incremental portion of the above-target payout (160%) of performance stock units awarded in February 2011 that vested during 2012 either in full or on a pro-rata basis due to certain types of termination of employment. There is no adjustment due to performance for performance stock units awarded in February 2012 that vested during 2012 due to certain types of termination of employment within the calendar year of grant since the payout of such awards is at 100% of target under the award's terms and conditions.

Restricted Stock: Restricted shares of the Company's common stock may be awarded under the 2011 Plan and are subject to restrictions on transferability and other restrictions, if any, as the Compensation Committee may impose. The Compensation Committee may also determine when and under what circumstances the restrictions may lapse and whether the participant receives the rights of a stockholder, including, without limitation, the right to vote and receive dividends. Unless the Compensation Committee determines otherwise, restricted stock that is still subject to restrictions is forfeited upon termination of employment. Shares granted, generally become unrestricted at the earlier of: (1) January 1 of the year following the vesting grant date anniversary or (2) the later of the recipient's normal or actual retirement date. For shares granted prior to 2004, the vesting grant date anniversary is ten years. For shares granted during 2004 and 2005, the vesting grant date anniversary is 7 years and 5 years, respectively. However, certain restricted shares granted in 2005 vested on the third anniversary of the grant date. There have been no restricted shares granted since 2005.
A summary of the status of the Company's restricted stock awards as of December 31, 2012 and changes during the period then ended is presented below:

	Shares	Weighted Average Grant Date Fair Value
Non-vested balance at January 1, 2012	51,700	$46.86
Granted	—	$—
Vested	(20,000)	$46.14
Forfeited	—	$—
Non-vested balance at December 31, 2012	31,700	$47.31

The total fair value of the Company's restricted stock distributed was $0.6 million for each of the years ended December 31, 2012 and December 31, 2011. There were no restricted stock distributions in 2010.

As of December 31, 2012, there was $135 million of unrecognized compensation cost related to the Company's restricted stock, restricted stock units and performance stock unit awards. The weighted-average period over which that cost is expected to be recognized is approximately 1 year.

Marsh & McLennan Companies Stock Purchase Plans

In May 1999, the Company's stockholders approved an employee stock purchase plan (the “1999 Plan”) to replace the 1994 Employee Stock Purchase Plan (the “1994 Plan”), which terminated on September 30, 1999 following its fifth annual offering. Under the current terms of the Plan, shares are purchased four times during the plan year at a price that is 95% of the average market price on each quarterly purchase date. Under the 1999 Plan, after including the available remaining unused shares in the 1994 Plan and reducing the shares available by 10,000,000 consistent with the Company's Board of Directors' action in March 2007, no more than 35,600,000 shares of the Company's common stock may be sold. Employees purchased 899,424 shares during the year ended December 31, 2012 and at December 31, 2012, 4,136,312 shares were available for issuance under the 1999 Plan. Under the 1995 Company Stock Purchase Plan for International Employees (the “International Plan”), after reflecting the additional 5,000,000 shares of common stock for issuance approved by the Company's Board of Directors in July 2002, and the addition of 4,000,000 shares due to a shareholder action in May 2007, no more than 12,000,000 shares of the Company's common stock may be sold. Employees purchased 111,073 shares during the year ended December 31, 2012 and there were 3,085,961 shares available for issuance at December 31, 2012 under the International Plan. The plans are considered non-compensatory.